LEASES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Leases
Lessee, Operating Lease, Description	We have two noncancelable operating leases for office facilities, one that we entered into January 2019 and that expires April 10, 2024		We have noncancelable operating leases for our office facility that expire in 2024.
Recognized lease expense	$ 83,339	$ 24,000	$ 97,385	$ 100,910
Security deposit	$ 10,000		$ 10,000	10,000
Lessee, Finance Lease, Term of Contract	3 years		3 years
Capital leases annual interest rate	12.00%		12.00%
Finance Lease, Liability, Current	$ 41,914		$ 72,768	90,565	$ 41,914
Finance Lease, Liability, Noncurrent			10,341	83,109
Finance lease security deposit	$ 10,944		10,944	10,944
Finance lease liabilities current			72,768	90,565
Finance lease liabilities noncurrent			10,341	83,109
Interest expense			$ 15,967	$ 22,892